Consolidated Statements of Income (Loss)		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Revenue [Abstract]
Sales of products		$ 34,621,645	$ 269,387,554	$ 221,238,043	$ 119,097,976
OPERATING EXPENSES
Merchandise costs		(29,714,043)	(231,201,997)	(188,757,892)	(107,284,282)
Selling, general and administrative expenses		(1,868,768)	(14,540,696)	(24,887,221)	(33,545,670)
Total operating expenses		(31,582,811)	(245,742,693)	(213,645,113)	(140,829,952)
(LOSS) INCOME FROM OPERATIONS		3,038,834	23,644,861	7,592,930	(21,731,976)
INTEREST INCOME (EXPENSE) AND OTHER INCOME (EXPENSE)
Interest expense, net		(321,987)	(2,505,348)	(3,399,000)	(3,057,359)
(Loss) gain from foreign currency exchange, net		19,885	154,725	564,916	(84,123)
Other income – litigation settlement				4,456,253
Government grants					108,000
Other income		4,706	36,619	427,696
Bank charge		(134,367)	(1,045,498)	(994,430)	(789,692)
Other expense		(7,963)	(61,958)	(58,964)	(728,000)
Total interest and other (expense) income, net		(439,726)	(3,421,460)	996,471	(4,550,374)
(LOSS) INCOME BEFORE INCOME TAX PROVISION		2,599,108	20,223,401	8,589,401	(26,282,350)
PROVISION FOR INCOME TAXES		(201,601)	(1,568,638)	(1,560,959)
NET (LOSS) INCOME		$ 2,397,507	$ 18,654,763	$ 7,028,442	$ (26,282,350)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[1]	16,000,000	16,000,000	16,000,000	16,000,000
Diluted	[1]	16,000,000	16,000,000	16,000,000	16,000,000
(LOSSES) EARNINGS PER SHARE
Basic | (per share)		$ 0.15	$ 1.17	$ 0.44	$ (1.64)
Diluted | (per share)		$ 0.15	$ 1.17	$ 0.44	$ (1.64)

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on July 24, 2025.